CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 9,662,454	$ 68,919,995
Short-term investments	46,120,172	0
Prepaid expenses and other current assets	1,580,915	728,126
Receivable from related party	10,502	10,366
Total Current Assets	57,374,043	69,658,487
Restricted cash	142,114	142,079
Property and equipment, net	71,236	40,513
Patent acquisition costs, net	45,770	52,483
Total Assets	57,633,163	69,893,562
Current Liabilities:
Accounts payable	1,917,984	4,320,588
Accrued expenses	360,679	408,222
Liabilities related to options and warrants	14,715,371	16,396,158
Total Current Liabilities	16,994,034	21,124,968
Other long-term liability	55,131	49,069
Total liabilities	17,049,165	21,174,037
Commitments and Contingencies
Shareholders’ Equity:
Share capital of GBP £0.01 par value Authorized: 5,000,000,000 shares; issued and outstanding: 1,177,693,383 at June 30, 2016 and December 31, 2015	18,340,894	18,340,894
Additional paid-in capital	88,668,352	87,018,764
Accumulated other comprehensive (loss) income	(191,873)	156,480
Accumulated deficit	(66,233,375)	(56,796,613)
Total Shareholders’ Equity	40,583,998	48,719,525
Total Liabilities and Shareholders’ Equity	$ 57,633,163	$ 69,893,562